Net Defined Benefit Liabilities And Assets_Expected Maturity Analysis Of Undiscounted Pension Benefits Including Expected Future Benefit(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 5,857,890	[1]
Description of undiscounted pension benefits including expected future benefits	Excluded amount to be settled per promotion-incentivized defined contribution plan.
Estimate Of Contributions Expected To Be Paid To Plan Abstract [Abstract]
Estimate Of Contributions Expected To Be Paid To Plan	₩ 207,020
Bottom Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation	1.0
Top Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation	11.2
Up to 1 year
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 61,787	[1]
2 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	121,233	[1]
2~5 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	600,804	[1]
5~10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	1,307,327	[1]
Over 10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 3,766,739	[1]

[1]	Excluded amount to be settled per promotion-incentivized defined contribution plan.